Stock Based Compensation (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Stock Based Compensation
Schedule of stock option activity

			Weighted
		Weighted	Average
	Number	Average	Remaining	Aggregate
	of	Exercise	Contractual	Intrinsic
	Shares	Price	Life (years)	Value
December 31, 2024	1,860,000	$2.90	1.75	12,500

Grants	70,000	2.60
Expirations	(175,000)	1.65
Exercised	(200,000)	0.95
September 30, 2025	1,555,000	$3.30	1.36	1,062,500

Options exercisable at:
September 30, 2025	1,530,000	3.30	1.34	1,034,750

			Weighted
		Weighted	Average
		Average	Remaining	Aggregate
	Number of	Exercise	Contractual	Intrinsic
	Shares	Price	Life (years)	Value
December 31, 2023	3,407,500	$2.65	1.47	6,970,750

Grants	200,000	4.40	—	—
Expirations	(1,031,144)	3.20	—	—
Exercised	(716,356)	1.75	—	—
December 31, 2024	1,860,000	$2.90	1.75	12,500

Options exercisable at:
December 31, 2024	1,860,000	2.90	1.75	12,500